Stock Based Compensation (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Shares - Outstanding Begining Balance (in shares)	25,950	40,500
Shares - Granted (in shares)	0	0
Shares - Exercised (in shares)	0	0
Shares - Forfeited or expried (in shares)	(19,600)	(14,550)
Shares - Outstanding Ending Balance (in shares)	6,350	25,950
Shares - Vested or expected to vest (in shares)	6,350	25,950
Shares - Exercisable (in shares)	6,350	24,950
Weighted-Average Exercise Price - Outstanding at January (in dollars per share)	$ 27.06	$ 25.30
Weighted-Average Exercise Price - Granted (in dollars per share)	$ 0	$ 0
Weighted-Average Exercise Price - Exercised (in dollars per share)	$ 0	$ 0
Weighted-Average Exercise Price - Forfeited or expired (in dollars per share)	$ 26.17	$ 22.15
Weighted-Average Exercise Price - Outstanding at end of year (in dollars per share)	$ 29.82	$ 27.06
Weighted Average Exercise Price - Vested or expected to vest (in dollars per share)	$ 29.82	$ 27.06
Weighted-Average Exercise Price - Exercisable at December (in dollars per share)	$ 29.82	$ 27.01
Weighted-Average Remaining Contractual Term - Outstanding at end of year (in years)	6 months	8 months 12 days
Weighted Remaining Contractual Term - Vested or expected to vest (in years)	6 months	8 months 12 days
Weighted-Average Remaining Contractual Term - Exercisable at December (in years)	6 months	6 months
Aggregate Intrinsic Value - Outstanding at end of year (in dollars)	$ 0	$ 0
Aggregate Intrinsic Value -Vested or expected to vest (in dollars)	0	0
Aggregate Intrinsic Value - Exercisable at December (in dollars)	$ 0	$ 0